Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 07, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered

of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

During fiscal year 2024, except for the option granted to our Chief Financial Officer on the date of his promotion as set forth in the table below, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Awards Close in Time to MNPI Disclosures
Name		Bryan McMichael
Underlying Securities | shares		75,000
Exercise Price | $ / shares		$ 1.24
Fair Value as of Grant Date | $		$ 61,388
Underlying Security Market Price Change		15.3